March 10, 2017	Nathan Briggs T +1 202 626 3909 nathan.briggs@ropesgray.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Homestead Funds, Inc. (“Homestead Funds”): File Nos. 033-35788 and 811-06136

Dear Sir or Madam:

On behalf of Homestead Funds, accompanying this letter for electronic filing under Rule 30b2-1(a) of the Investment Company Act of 1940, as amended, is Form N-CSR.

If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs